CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (LOSS) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	$ (36,872)	¥ (256,007,000)	¥ (202,518,000)	¥ (144,003,000)
Impairment of long term investments	(2,627)	(18,240,000)	0	0
Operating loss	(132,881)	(922,591,000)	(118,964,000)	(17,489,000)
Interest income	672	4,669,000	4,618,000	5,529,000
Other income	769	5,336,000	2,991,000	6,298,000
Foreign exchange gain	2,047	14,209,000	13,164,000	3,944,000
Loss before income taxes	(131,071)	(910,024,000)	(111,349,000)	(9,938,000)
Income tax expense	(609)	(4,229,000)	22,614,000	3,097,000
Net loss	(131,680)	(914,253,000)	(88,735,000)	(6,841,000)
Foreign currency translation	(42)	(293,000)	264,000	46,000
Unrealized gain from available-for-sale investments	95	659,000	1,853,000	583,000
Amounts reclassified from accumulated other comprehensive income	(512)	(3,552,000)
Total other comprehensive income (loss), net of tax	(459)	(3,186,000)	2,117,000	629,000
Comprehensive loss	(132,139)	(917,439,000)	(86,618,000)	(6,212,000)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(3,070)	(21,314,000)	(7,726,000)	(8,189,000)
Impairment of long term investments	(1,763)	(12,240,000)
Operating loss	(4,833)	(33,554,000)	(7,726,000)	(8,189,000)
Interest income	3	18,000	15,000	2,727,000
Other income	950	6,593,000	3,376,000
Foreign exchange gain	2,046	14,209,000	13,284,000	8,213,000
Share of losses from subsidiaries and consolidated VIEs	(129,734)	(900,743,000)	(97,640,000)	(9,592,000)
Loss before income taxes	(131,568)	(913,477,000)	(88,691,000)	(6,841,000)
Net loss	(131,568)	(913,477,000)	(88,691,000)	(6,841,000)
Foreign currency translation	(42)	(293,000)	264,000	46,000
Unrealized gain from available-for-sale investments	95	659,000	1,853,000	583,000
Amounts reclassified from accumulated other comprehensive income	(512)	(3,552,000)
Total other comprehensive income (loss), net of tax	(459)	(3,186,000)	2,117,000	629,000
Comprehensive loss	$ (132,027)	¥ (916,663,000)	¥ (86,574,000)	¥ (6,212,000)